UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                                ---------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             National Life Insurance Company
                  -------------------------------
Address:          One National Life Drive
                  -------------------------------
                  Montpelier, VT  05604
                  -------------------------------


Form 13F File Number:    28-2697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JoAnn K. Morissette
         --------------------
Title:   Paralegal
         --------------------
Phone:   802-229-7402
         --------------------

Signature, Place, and Date of Signing:

    /s/ JoAnn K. Morissette         Montpelier, Vermont           Augut 16, 1999
    ----------------------------   ----------------------------   --------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[    ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ XX ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

This Notice filing is being made in order to assign 13F File Numbers to 2 of the Other Included Managers who do not have 13F file numbers yet, as noted below. The 13F filing of the Holdings as summarized below in the "Report Summary," and including these Other Included Managers, was made on August 12, 1999.

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     3
                                                 --------------
Form 13F Information Table Entry Total:               330
                                                 --------------
Form 13F Information Table Value Total:          $ 3,044,562
                                                 --------------
                                                  (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                  Name
         ---      --------------------                  ----

         01         28-  *             NL Capital Management, Inc.
         02         28-3768            Sentinel Advisors Company
         03         28-  *             National Life Investment Management, Inc.

* To be assigned